Condensed financial statements of the parent company only (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Balance Sheets
(In thousands of US dollars)
	As at
	December 31, 2017	December 31, 2016
Assets
Cash and demand deposits with banks - Non-interest-bearing	23,774	28,032
Demand deposits with banks - Interest-bearing	192,099	136,373
Cash equivalents - Interest-bearing	389,120	1,042,365
Cash due from banks	604,993	1,206,770
Securities purchased under agreement to resell	178,769	148,813
Short-term investments	109,322	447,748
Investment in securities
Trading	6,824	6,313
Available-for-sale	2,234,979	2,170,155
Held-to-maturity (fair value: $695,758 (2016: $498,367))	697,531	507,239
Total investment in securities	2,939,334	2,683,707
Net assets of subsidiaries - Banks	373,576	327,149
Net assets of subsidiaries - Non-banks	2,543	11,610
Loans to third parties, net of allowance for credit losses	1,960,103	1,909,093
Loans to subsidiaries - Banks	13,517	54,207
Loans to subsidiaries - Non-banks	57,833	55,120
Accrued interest	12,149	15,035
Other assets, including premises, equipment and computer software, equity method investments and other real estate owned	203,518	217,795
Total assets	6,455,657	7,077,047

Liabilities
Customer deposits
Non-interest bearing	1,840,201	1,733,684
Interest bearing	3,412,622	4,213,417
Total customer deposits	5,252,823	5,947,101
Bank deposits	12,252	119,331
Total deposits	5,265,075	6,066,432
Employee benefit plans	127,687	133,834
Accrued interest	1,171	1,690
Pending payable for investments purchased	51,913	—
Other liabilities	69,930	47,348
Total other liabilities	250,701	182,872
Long-term debt	117,000	117,000
Total liabilities	5,632,776	6,366,304

Total shareholders’ equity	822,881	710,743
Total liabilities and shareholders’ equity	6,455,657	7,077,047

Condensed Income Statement

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Operations
(In thousands of US dollars)
	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
Non-interest income
Banking	22,836	21,984	19,193
Foreign exchange revenue	11,623	11,174	11,789
Other non-interest income	4,570	3,516	4,671
Dividends from subsidiaries - Banks	50,000	40,000	36,226
Dividends from subsidiaries - Non-banks	16,060	6,600	—
Total non-interest income	105,089	83,274	71,879
Interest income
Loans	118,092	123,370	117,124
Investments	61,928	44,745	39,987
Deposits with banks	10,661	6,293	1,600
Total interest income	190,681	174,408	158,711
Interest expense
Deposits	5,011	6,882	7,947
Long-term debt	4,955	4,500	4,861
Securities sold under repurchase agreements	—	118	8
Total interest expense	9,966	11,500	12,816
Net interest income before provision for credit losses	180,715	162,908	145,895
Provision for credit losses	4,618	(7,263)	(3,624)
Net interest income after provision for credit losses	185,333	155,645	142,271
Net trading gains	511	330	80
Net realized gains (losses) on available-for-sale investments	4,241	1,222	(2,841)
Net losses on other real estate owned	(2,416)	(287)	(543)
Net other gains (losses)	258	(325)	19
Total other gains (losses)	2,594	940	(3,285)
Total net revenue	293,016	239,859	210,865
Non-interest expense
Salaries and other employee benefits	80,294	69,770	60,132
Technology and communications	33,051	34,033	34,879
Professional and outside services	20,685	9,379	19,043
Property	6,438	5,983	5,929
Indirect taxes	12,900	10,562	8,577
Marketing	3,384	2,138	1,730
Amortization of intangible assets	169	113	—
Restructuring costs	—	117	—
Other expenses	4,351	5,373	8,017
Total non-interest expense	161,272	137,468	138,307
Net income before equity in undistributed earnings of subsidiaries	131,744	102,391	72,558
Equity in undistributed earnings of subsidiaries	21,508	13,551	5,181
Net income	153,252	115,942	77,739
Other comprehensive income, net of tax	15,628	(54,183)	(12,977)
Total comprehensive income	168,880	61,759	64,762

Condensed Cash Flow Statement

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
Cash flows from operating activities
Net income	153,252	115,942	77,739
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	23,982	23,687	22,267
(Increase) in carrying value of equity method investments	(1,152)	(949)	(1,056)
Share-based payments and settlements	8,410	14,423	7,913
Equity in undistributed earnings of subsidiaries	(21,508)	(13,551)	(5,181)
Net realized / unrealized losses on other real estate owned	2,416	287	543
Net realized (gains) losses on available-for-sale investments	(4,241)	(1,222)	2,841
Provision for credit losses	(4,618)	7,263	3,624
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	2,886	(1,163)	6,904
(Increase) decrease in other assets	12,167	(20,312)	2,650
Increase (decrease) in accrued interest payable	(519)	160	(1,909)
Increase (decrease) in other liabilities and employee benefit plans	22,282	10,388	480
Cash provided by operating activities	193,357	134,953	116,815

Cash flows from investing activities
(Increase) in securities purchased under agreement to resell	(29,956)	(148,813)	—
Net (increase) in short-term investments	338,426	(335,529)	(103,178)
Net change in trading investments	(511)	(146)	704
Available-for-sale investments: proceeds from sale	205,257	25,489	404,575
Available-for-sale investments: proceeds from maturities and pay downs	324,907	341,835	256,566
Available-for-sale investments: purchases	(595,526)	(1,332,836)	(473,834)
Held-to-maturity investments: proceeds from maturities and pay downs	59,424	38,430	10,077
Held-to-maturity investments: purchases	(199,145)	(124,325)	(276,723)
Net (increase) decrease in loans to third parties	(46,391)	177,823	(70,821)
Net (increase) decrease in loans to bank subsidiaries	40,689	10,608	(2,761)
Net (increase) decrease in loans to non-bank subsidiaries	(2,713)	5,172	2,057
Additions to premises, equipment and computer software	(14,777)	(5,700)	(4,239)
Proceeds from sale of other real estate owned	1,795	3,061	4,644
Dividends received from equity method investment	307	319	884
Injection of capital in subsidiary	(12,802)	(6,945)	(94)
Return of capital from a subsidiary	12,376	—	—
Cash disbursed for business acquisition	—	(2,540)	—
Cash used in investing activities	81,360	(1,354,097)	(252,143)

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015

Cash flows from financing activities
Net decrease in demand and term deposit liabilities	(811,322)	1,696,948	457,836
Proceeds from issuance of common shares, net of underwriting discounts and commissions	13	131,600	—
Cost of issuance of common shares	—	(5,458)	—
Proceeds from loans sold under agreement to repurchase	—	5,152	—
Cost of repurchase of loans under agreement to repurchase	—	(5,152)	—
Common shares repurchased	—	(1,633)	(130,822)
Preference shares repurchased	—	(212,121)	(211)
Warrant repurchase	—	(100)	—
Proceeds from stock option exercises	4,546	6,919	640
Cash dividends paid on common and contingent value convertible preference shares	(69,731)	(19,346)	(24,846)
Cash dividends paid on preference shares	—	(14,629)	(14,631)
Preference shares guarantee fee paid	—	(1,676)	(1,824)
Cash provided by financing activities	(876,494)	1,580,504	286,142
Net increase (decrease) in cash due from banks	(601,777)	361,360	150,814
Cash due from banks at beginning of year	1,206,770	845,410	694,596
Cash due from banks at end of year	604,993	1,206,770	845,410

Supplemental disclosure of cash flow information
Cash interest paid	9,447	11,660	10,907

Non-cash item
Transfer to other real estate owned	—	8,961	3,326